Unaudited Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Voyageur Spirit [Member]
Net of cash acquired on purchase of equity investment	$ 0.9	$ 0.9
Itajai FPSO Joint Venture [Member]
Net of cash acquired on purchase of equity investment		1.3
ALP Maritime Services B.V. [Member]
Net cash acquired on business acquisition	$ 0.3